Financial risk management - Schedule of Functional Currency of Group Operations (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Euro £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 1,471	£ 1,843
US Dollar £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	204	209
Other non-Sterling £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 1	£ 5